Employees' Retirement Benefits (Fair Values of Pension Plan Assets) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 96,523	¥ 97,309	¥ 98,981
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,168	2,217
Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37,237	34,518
Debt securities | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,972	3,738
Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4,120
Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		153
Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,334	2,439
Equity securities | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,730	4,124
Securities investment trust beneficiary certificates | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	803	954
Securities investment trust beneficiary certificates | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	268	643
Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,701	1,849
Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		722
Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,191	26,834
Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,217	13,530
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	902	1,468
Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	64,560	66,307
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,168	2,217
Level 1 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36,215	34,321
Level 1 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3,950
Level 1 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		59
Level 1 | Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,334	2,437
Level 1 | Equity securities | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,730	4,124
Level 1 | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44,447	47,108
Level 2 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,022	197
Level 2 | Debt securities | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,972	3,738
Level 2 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		170
Level 2 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		94
Level 2 | Equity securities | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2
Level 2 | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,217	13,530
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		(1)
Level 2 | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,211	17,730
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	902	1,469
Level 3 | Subtotal
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 902	¥ 1,469